Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Impairment of Long-Lived Assets
Impairment of long-lived assets	$ 0	$ 0	$ 0
Income Taxes
Uncertain tax positions		0		$ 0
Accrued interest or penalties related to uncertain tax positions		$ 0		0
interest or penalties related to uncertain tax positions expensed				$ 0